UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-08006

DWS Investments Trust

(Exact Name of Registrant as Specified in Charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	04/30/06

ITEM 1.               REPORT TO STOCKHOLDERS

APRIL 30, 2006

Semiannual Report
to Shareholders

DWS Core Fixed Income Fund

(formerly Scudder Fixed Income Fund)

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Other Information

Click Here Shareholder Meeting Results

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the funds' objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond fund, may decline and the investor may lose principal value. Investors in the fund should be able to withstand fluctuations in the fixed income markets. The yield and value of the fund changes every day and can be affected by changes in interest rates, general market conditions and other political, social and economic developments, as well as specific matters relating to the companies in whose securities a fund invests. Additionally, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes, and market risks. Derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest-rate movements. All of these factors may result in greater share price volatility. Please read the fund's prospectus for specific details regarding its investments and risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2006

Classes A, B, C, Investment, R and Institutional

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Class R, Institutional Class and Investment Class are not subject to sales charges.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown for Class A, B, C, R and Institutional Class shares and during the 3-year, 5-year and Life of Class periods for Investment Class shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on June 28, 2002 and for Class R shares for the periods prior to its inception on October 1, 2003 are derived from the historical performance of Institutional Class shares of the DWS Core Fixed Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 4/30/06
DWS Core Fixed Income Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	.22%	.20%	2.71%	5.15%	6.20%
Class B	-.15%	-.56%	1.94%	4.36%	5.40%
Class C	-.15%	-.46%	1.92%	4.36%	5.41%
Class R	.20%	.05%	2.52%	4.91%	5.94%
Institutional Class	.35%	.44%	2.97%	5.41%	6.47%
Lehman Brothers Aggregate Bond Index+	.56%	.71%	2.58%	5.16%	6.33%
DWS Core Fixed Income Fund	6-Month*	1-Year	3-Year	5-Year	Life of Class*
Investment Class	.33%	.38%	2.83%	5.25%	5.55%
Lehman Brothers Aggregate Bond Index+	.56%	.71%	2.58%	5.16%	5.67%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* Total returns shown for periods less than one year are not annualized.

* Investment Class commenced operations on February 11, 1998. Index returns began on February 28, 1998.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Investment Class	Class R	Institutional Class
Net Asset Value: 4/30/06	$ 10.50	$ 10.49	$ 10.50	$ 10.48	$ 10.55	$ 10.50
10/31/05	$ 10.73	$ 10.72	$ 10.73	$ 10.71	$ 10.77	$ 10.73
Distribution Information: Six Months: Income Dividends as of 4/30/06	$ .23	$ .19	$ .19	$ .24	$ .22	$ .25
Capital Gains Distributions as of 4/30/06	$ .02	$ .02	$ .02	$ .02	$ .02	$ .02
April Income Dividend	$ .0390	$ .0324	$ .0325	$ .0402	$ .0370	$ .0411
SEC 30-day Yield++ as of 4/30/06	4.11%	3.55%	3.55%	4.46%	4.05%	4.55%
Current Annualized Distribution Rate++ as of 4/30/06	4.52%	3.77%	3.77%	4.67%	4.27%	4.76%

++ The SEC yield is net investment income per share earned over the month ended April 30, 2006, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 4.07%, 3.52%, 3.52%, 4.02% and 4.52% for Class A, B, C, R and Institutional Class, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2006. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 4.47%, 3.73%, 3.73%, 4.24% and 4.73% for Class A, B, C, R and Institutional Class, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Institutional Class Lipper Rankings — Intermediate Investment Grade Debt Funds Category as of 4/30/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	248	of	473	53
3-Year	81	of	406	20
5-Year	42	of	320	14
10-Year	14	of	147	10

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Institutional Class shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Core Fixed Income Fund — Class A [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 4/30/06
DWS Core Fixed Income Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,569	$10,348	$12,273	$17,426
	Average annual total return	-4.31%	1.15%	4.18%	5.71%
Class B	Growth of $10,000	$9,656	$10,404	$12,277	$16,926
	Average annual total return	-3.44%	1.33%	4.19%	5.40%
Class C	Growth of $10,000	$9,954	$10,587	$12,381	$16,932
	Average annual total return	-.46%	1.92%	4.36%	5.41%
Class R	Growth of $10,000	$10,005	$10,775	$12,710	$17,805
	Average annual total return	.05%	2.52%	4.91%	5.94%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,071	$10,793	$12,857	$18,468
	Average annual total return	.71%	2.58%	5.16%	6.33%

The growth of $10,000 is cumulative.

+ Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Growth of an Assumed $1,000,000 Investment
[] DWS Core Fixed Income Fund — Institutional Class [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended April 30
Comparative Results as of 4/30/06
DWS Core Fixed Income Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $1,000,000	$1,004,400	$1,091,600	$1,301,400	$1,872,000
	Average annual total return	.44%	2.97%	5.41%	6.47%
Lehman Brothers Aggregate Bond Index+	Growth of $1,000,000	$1,007,100	$1,079,300	$1,285,700	$1,846,800
	Average annual total return	.71%	2.58%	5.16%	6.33%

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

DWS Core Fixed Income Fund		1-Year	3-Year	5-Year	Life of Class*
Investment Class	Growth of $10,000	$10,038	$10,874	$12,916	$15,580
	Average annual total return	.38%	2.83%	5.25%	5.55%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,071	$10,793	$12,857	$15,685
	Average annual total return	.71%	2.58%	5.16%	5.67%

The growth of $10,000 is cumulative.

* Investment Class commenced operations on February 11, 1998. Index returns began on February 28, 1998.

+ Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S

Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com the Fund's most recent month-end performance.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns may differ by share class.

Returns shown for Class S shares for the periods prior to its inception on February 1, 2005 are derived from the historical performance of Institutional Class shares of the DWS Core Fixed Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of Class S. Any difference in expenses will affect performance.

Average Annual Total Returns as of 4/30/06
DWS Core Fixed Income Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class S	.25%	.34%	2.77%	5.21%	6.27%
Lehman Brothers Aggregate Bond Index+	.56%	.71%	2.58%	5.16%	6.33%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
Class S
Net Asset Value: 4/30/06	$ 10.50
10/31/05	$ 10.73
Distribution Information: Six Months: Income Dividends as of 4/30/06	$ .24
Capital Gains distributions as of 4/30/06	$ .02
April Income Dividend	$ .0395
SEC 30-day Yield++ as of 4/30/06	4.36%
Current Annualized Distribution Rate++ as of 4/30/06	4.58%

++ The SEC yield is net investment income per share earned over the month ended April 30, 2006, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 4.26% for Class S had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2006. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 4.47% had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Class S Lipper Rankings — Intermediate Investment Grade Debt Funds Category as of 4/30/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	286	of	473	61

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] DWS Core Fixed Income Fund — Class S [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended April 30
Comparative Results as of 4/30/06
DWS Core Fixed Income Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,034	$10,856	$12,893	$18,370
	Average annual total return	.34%	2.77%	5.21%	6.27%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,071	$10,793	$12,857	$18,468
	Average annual total return	.71%	2.58%	5.16%	6.33%

The growth of $10,000 is cumulative.

+ Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A, B, C, R, S and Institutional Class of the Fund limited these expenses; had they not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended April 30, 2006.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2006
Actual Fund Return	Class A	Class B	Class C	Investment Class	Class R	Class S	Institutional Class
Beginning Account Value 11/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/06	$ 1,002.20	$ 998.50	$ 998.50	$ 1,003.30	$ 1,002.00	$ 1,002.50	$ 1,003.50
Expenses Paid per $1,000*	$ 4.12	$ 7.78	$ 7.78	$ 2.98	$ 5.36	$ 3.82	$ 2.83
Hypothetical 5% Fund Return	Class A	Class B	Class C	Investment Class	Class R	Class S	Institutional Class
Beginning Account Value 11/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/06	$ 1,020.68	$ 1,017.01	$ 1,017.01	$ 1,021.82	$ 1,019.44	$ 1,020.98	$ 1,021.97
Expenses Paid per $1,000*	$ 4.16	$ 7.85	$ 7.85	$ 3.01	$ 5.41	$ 3.86	$ 2.86

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Investment Class	Class R	Class S	Institutional Class
DWS Core Fixed Income Fund	.83%	1.57%	1.57%	.60%	1.08%	.77%	.57%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, Gary Bartlett, senior portfolio manager for DWS Core Fixed Income Fund, discusses the recent market environment and strategy in managing the fund during its most recent semiannual period ended April 30, 2006.

Q: How did the bond market perform?

A: The conundrum of falling long-term rates in the face of a tightening monetary policy came to an end during the period. Long-term rates moved higher in response to renewed signs of economic momentum, growing inflationary pressure and the market's disappointment that the new US Federal Reserve Board (the Fed) Chairman, Ben Bernanke did not signal an imminent softening of policy. Many had expected an elimination of the phrase "some further firming may be needed," and its continued inclusion seems to have signaled the beginning of the end for Chairman Greenspan's conundrum. Along with the unexpectedly hawkish language (favoring an increase in interest rates) accompanying the March 28 rate decision (another 25-basis-point increase to 4.75%), signs of economic strength, particularly in employment, and signals of monetary tightening from our European and Japanese central bank counterparts combined to pressure longer-term treasury rates higher during the latter part of the period. The ten-year treasury rate ended the period 50 basis points higher in yield, closing at 5.05%. The yield curve, which had initially reacted in unprecedented bull flattener fashion early in the tightening cycle (which began in June 2004), also surprised in these later stages, suffering a bear steepener.1 As measured by two- to ten-year rates, the curve ended the period at +19 basis points, after having flattened — and inverted — earlier (-16 basis points on 2/23/06). Rates increased along the curve, with the two-year note higher by 48 basis points, to 4.86%, and 10 years by 50 basis points, to 5.05%, over the period. (100 basis points equals one percentage point.)

1 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as "steep," this is especially true) the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields.

Bull flattener: Longer term treasury rates actually fell initially as the Fed began raising short-term rates.

Bear steepener: Where the yield curve steepens as the result of longer term rates rising more than short-term rates.

The Lehman Brothers Aggregate Bond Index returned just 0.56% for the period on the strength of "spread sector" outperformance, as the treasury index had negative returns of -0.14%. The generally high-quality securitized sectors — mortgage and asset-backed issues — outperformed the credit sector. Yet, ironically, when viewed in terms of "excess returns," i.e., sector returns as compared with similar duration treasury issues, lower-rated (BBB) issues slightly outperformed higher-quality ones.

Q: How did the fund perform?

A: DWS Core Fixed Income Fund Class A shares returned 0.22% for the six-month period ended April 30, 2006. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 4 through 9 for the performance of other shares classes and more complete performance information.) This compares with 0.49% for the average fund in the Lipper Intermediate Investment Grade Debt Funds category and 0.56% for the Lehman Brothers Aggregate Bond Index, the fund's benchmark.2

2 The Lipper Intermediate Investment Grade Debt Funds category consists of funds that invest at least 65% of assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into this category. It is not possible to invest directly in a Lipper category.

Q: What factors contributed positively or detraced from the fund's performance?

A: We have been disciplined over a number of quarters in reducing our overweight position in corporate bonds as holdings have reached target valuations and reinvestment opportunities within the sector have become more limited by relatively full valuations.3 The fund ended the period slightly underweight to the sector. Nonetheless, individual security selection drove positive performance, as compared with the benchmark. Holdings within the industrial sector focused in the cable/media and automotive sectors were notable performance contributors to our strategy. The Financials sector, with an emphasis on foreign issues, and insurance, weighted toward property and casualty, along with gaming issues, also aided returns. Telecommunications was a detractor.

3 "Overweight" means the fund holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the fund holds a lower weighting.

Single-family MBS (mortgage backed securities) also performed well early in the period as lower implied volatility made room for spreads on pass-through securities to tighten, which they did, in reaction to continued demand from both domestic and foreign investors. But the steeping yield curve, combined with increasing volatility, drove spreads wider and returns negative in March before a slight rebound as the period ended.

Our approach to the MBS sector emphasizes investment in well-structured CMOs (Collateralized Mortgage Obligations) which are generally less sensitive to rate and volatility changes than are the pass-throughs which comprise the Mortgage Index (mortgage component of the benchmark.) We have added to our MBS overweight over several quarters, primarily in the form of CMOs, as the recent low-volatility environment has helped produce compelling relative valuations in the sector. This approach was again fruitful recently, as the fund's investments in MBS produced positive excess returns vs. the Mortgage Index, as well as against the broader benchmark.

Asset-backed securities have been quite a dependable source of excess returns in recent years. The fund remained significantly overweight to the sector during the period, with a large portion of that allocation focused on home-equity loan issues. This exposure has benefited performance as home-equity loans have produced among the best returns, within the ABS sector, as compared with benchmark treasuries during the recent period. Our comparative underweight to manufactured housing issues, though, dampened returns as this was the best performing sector within ABS.

Commercial mortgage-backed securities (CMBS) also performed well, on a relative returns basis, for the period. This positive performance resulted from a tightening of sectoral spreads vs. benchmark interest rate swaps. We have maintained a significant overweight to the sector throughout the period and have selectively utilized strength in lower-rated issues to upgrade holdings. CMBS added positively to portfolio returns for the period.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary

Asset Allocation	4/30/06	10/31/05

Commercial and Non-Agency Mortgage-Backed Securities	30%	22%
Collateralized Mortgage Obligations	17%	20%
US Treasury Obligations	15%	13%
Corporate Bonds	13%	16%
US Government Agency Sponsored Pass-Throughs	7%	7%
Foreign Bonds — US$ Denominated	6%	8%
Asset Backed	5%	6%
Municipal Bonds and Notes	4%	4%
Cash Equivalents	2%	3%
Preferred stocks	1%	—
Government National Mortgage Association	—	1%
	100%	100%
Corporate and Foreign Bonds Diversification (Excludes Cash Equivalents)	4/30/06	10/31/05

Financials	41%	47%
Consumer Discretionary	18%	12%
Utilities	17%	12%
Industrials	11%	12%
Energy	6%	6%
Materials	4%	4%
Telecommunication Services	3%	5%
Health Care	—	2%
	100%	100%
Quality	4/30/06	10/31/05

US Government and Agencies	39%	41%
AAA*	41%	32%
AA	2%	4%
A	6%	9%
BBB	11%	14%
BB	1%	—
	100%	100%

* Includes cash equivalents

Asset allocation, corporate and foreign bond diversification and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Effective Maturity	4/30/06	10/31/05

Under 1 year	9%	9%
1 - 4.99 years	42%	39%
5 - 9.99 years	32%	37%
10 - 14.99 years	9%	6%
15 years or greater	8%	9%
	100%	100%

Weighted average effective maturity: 6.86 years and 6.75 years, respectively.

Effective maturity is subject to change.

For more complete details about the Fund's investment portfolio, see page 17. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of April 30, 2006 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 13.4%
Consumer Discretionary 3.3%
Auburn Hills Trust, 12.375%, 5/1/2020	865,000	1,242,947
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	699,000	870,680
Comcast Corp., 6.45%, 3/15/2037	3,230,000	3,074,547
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	5,597,000	6,010,098
DaimlerChrysler NA Holding Corp.:
4.75%, 1/15/2008	3,217,000	3,174,671
Series E, 5.21%*, 10/31/2008	3,156,000	3,170,505
Harrah's Operating Co., Inc.:
5.625%, 6/1/2015	4,689,000	4,450,700
5.75%, 10/1/2017	1,787,000	1,674,592
TCI Communications, Inc., 8.75%, 8/1/2015	2,490,000	2,890,300
Tele-Communications, Inc., 10.125%, 4/15/2022	1,980,000	2,559,142
Time Warner, Inc., 7.625%, 4/15/2031	6,318,000	6,839,437
Viacom, Inc.:
144A, 5.75%, 4/30/2011	3,095,000	3,073,514
144A, 6.25%, 4/30/2016	306,000	303,273
144A, 6.875%, 4/30/2036	4,042,000	3,983,472
		43,317,878
Energy 0.6%
Enterprise Products Operating LP:
4.95%, 6/1/2010	2,015,000	1,950,659
Series B, 5.0%, 3/1/2015	657,000	601,029
Series B, 6.375%, 2/1/2013	114,000	115,680
7.5%, 2/1/2011	4,178,000	4,441,728
		7,109,096
Financials 5.4%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	10,707,000	11,589,931
American General Finance Corp.:
2.75%, 6/15/2008	1,507,000	1,424,450
Series H, 3.0%, 11/15/2006	110,000	108,707
American General Institutional Capital, 144A, 8.125%, 3/15/2046	7,382,000	8,678,670
BFC Finance Corp., Series 96-A, 7.375%, 12/1/2017	6,063,000	6,621,342
Citizens Property Insurance Corp., Series 1997-A, 144A, 6.85%, 8/25/2007	5,400,000	5,473,553
Duke Capital LLC, 4.302%, 5/18/2006	4,514,000	4,511,653
Erac USA Finance Co., 144A, 5.9%, 11/15/2015	3,037,000	2,967,076
ERP Operating LP, 6.95%, 3/2/2011	432,000	454,798
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	3,510,000	3,996,619
Ford Motor Credit Co., 6.5%, 1/25/2007	2,472,000	2,456,698
ILFC E-Capital Trust II, 144A, 6.25%, 12/21/2065	5,220,000	4,998,020
NLV Financial Corp., 144A, 6.5%, 3/15/2035	985,000	871,582
Ohio Casualty Corp., 7.3%, 6/15/2014	740,000	760,854
PNC Funding Corp., 6.875%, 7/15/2007	59,000	59,943
Reinsurance Group of America, Inc., 6.75%, 12/15/2065	3,210,000	3,021,888
Residential Capital Corp., 6.5%, 4/17/2013	2,245,000	2,237,587
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013	1,461,000	1,372,272
United Dominion Realty Trust, Inc., Series E, (REIT), 3.9%, 3/15/2010	1,370,000	1,289,719
Verizon Global Funding Corp., 7.75%, 12/1/2030	3,864,000	4,262,065
Wachovia Bank NA, 5.6%, 3/15/2016	3,355,000	3,278,036
		70,435,463
Industrials 0.6%
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	1,841,289	1,942,560
Pulte Homes, Inc.:
6.25%, 2/15/2013	1,040,000	1,031,830
7.875%, 8/1/2011	4,553,000	4,895,513
		7,869,903
Materials 0.2%
Newmont Mining Corp., 5.875%, 4/1/2035	3,141,000	2,834,482
Telecommunication Services 0.1%
Ameritech Capital Funding, 6.25%, 5/18/2009	10,000	10,116
Verizon New England, Inc., 6.5%, 9/15/2011	1,074,000	1,089,295
		1,099,411
Utilities 3.2%
CC Funding Trust I, 6.9%, 2/16/2007	1,321,000	1,334,301
Centerior Energy Corp., Series B, 7.13%, 7/1/2007	173,000	176,346
Cleveland Electric Illuminating Co., 7.43%, 11/1/2009	7,076,000	7,486,635
Consolidated Natural Gas Co., 6.0%, 10/15/2010	1,865,000	1,884,318
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	5,983,000	5,608,261
5.0%, 2/15/2012	4,118,000	3,941,737
Entergy Louisiana LLC, 6.3%, 9/1/2035	1,095,000	1,009,519
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	5,694,000	5,681,473
Sempra Energy, 4.621%, 5/17/2007	545,000	540,570
Sierra Pacific Power Co., 144A, 6.0%, 5/15/2016	5,135,000	4,973,797
TXU Corp., 7.46%, 1/1/2015	1,879,881	1,925,994
TXU Energy Co., 7.0%, 3/15/2013	2,638,000	2,732,108
Xcel Energy, Inc., 7.0%, 12/1/2010	4,164,000	4,368,590
		41,663,649
Total Corporate Bonds (Cost $176,217,529)		174,329,882
Foreign Bonds — US$ Denominated 5.5%
Energy 0.6%
TXU Electricity Ltd., 144A, 6.75%, 12/1/2006	7,518,000	7,577,520
Financials 2.4%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	3,210,000	3,073,081
ChinaTrust Commercial Bank, 144A, 5.625%, 12/29/2049	2,950,000	2,734,945
DBS Capital Funding Corp., Series A, 144A, 7.657%, 3/31/2049	2,391,000	2,570,636
Deutsche Telekom International Finance BV, 5.75%, 3/23/2016	4,675,000	4,514,489
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	5,610,000	5,448,634
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	7,450,000	7,908,920
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	4,494,000	5,009,713
Skandinaviska Enskilda Banken AB, 144A, 5.471%, 3/29/2049	310,000	290,117
		31,550,535
Industrials 1.4%
Autopista Del Maipo, 144A, 7.373%, 6/15/2022	9,709,000	10,658,055
Tyco International Group SA, 6.75%, 2/15/2011	7,785,000	8,099,062
		18,757,117
Materials 0.5%
Celulosa Arauco y Constitucion SA:
5.625%, 4/20/2015	4,683,000	4,417,165
7.75%, 9/13/2011	85,000	91,314
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	2,318,000	2,204,443
		6,712,922
Telecommunication Services 0.5%
Telecom Italia Capital:
4.95%, 9/30/2014	1,750,000	1,601,887
5.25%, 11/15/2013	5,065,000	4,776,113
		6,378,000
Utilities 0.1%
Scottish Power PLC, 5.81%, 3/15/2025	1,492,000	1,401,661
Total Foreign Bonds — US$ Denominated (Cost $73,159,683)		72,377,755

Asset Backed 4.8%
Automobile Receivables 0.7%
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009	3,002,830	2,980,306
"A4", Series 2002-2, 4.3%, 3/15/2010	699,326	697,882
"C", Series 2002-4, 4.56%, 11/16/2009	424,585	422,743
"B", Series 2002-2, 4.67%, 3/15/2010	1,728,614	1,708,542
"B", Series 2002-1, 5.37%, 1/15/2010	993,669	989,615
Whole Auto Loan Trust, "B", Series 2004-1, 3.13%, 3/15/2011	2,282,471	2,239,754
		9,038,842
Credit Card Receivables 0.0%
Discover Card Master Trust I, "A", Series 2001-6, 5.75%, 12/15/2008	60,000	60,064

Home Equity Loans 4.0%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015	62,715	63,309
Bayview Financial Acquisition Trust, "AF1", Series 2005-D, 5.45%, 12/28/2035	8,406,677	8,367,271
Bear Stearns Asset Backed Securities NIM, "A1", Series 2005-HE2N, 144A, 5.0%, 2/25/2035	296,432	296,334
Countrywide Asset-Backed Certificates:
"AF2", Series 2005-7, 4.367%, 11/25/2035	8,581,000	8,430,415
"NOTE", Series 2003-BC3N, 144A, 8.0%, 9/25/2033	331,340	334,379
Credit-Based Asset Servicing and Securitization, "AF1B", Series 2005-CB8, 5.451%, 12/25/2035	4,784,739	4,763,224
First Franklin Mortgage Loan NIM, "N1", Series 2005-FF1N, 144A, 3.9%, 12/25/2034	30,424	30,403
First Franklin NIM Trust, "NOTE", Series 2004-FF6A, 144A, 5.75%, 7/25/2034	167,354	167,210
Green Tree Home Equity Loan Trust, "M2", Series 1999-C, 8.36%, 7/15/2030	14,120	14,232
JPMorgan Mortgage Acquisition Corp., "A2F1", Series 2005-FRE1, 5.375%, 10/25/2035	4,226,981	4,207,186
Master Asset Backed Securities Trust, "A1B", Series 2005-AB1, 5.143%, 11/25/2035	7,222,116	7,182,452
Merrill Lynch Mortgage Investors, Inc., "A1A", Series 2005-NCB, 5.451%, 7/25/2036	4,389,114	4,371,559
Nomura Home Equity Loan Trust NIM, "NOTE", Series 2005-FM1, 144A, 5.5%, 5/25/2035	3,215,880	3,185,423
Park Place Securities NIM Trust:
"A", Series 2005-WCH1, 144A, 4.0%, 2/25/2035	584,928	583,470
"A", Series 2004-WHQ2, 144A, 4.0%, 2/25/2035	140,504	140,123
"A", Series 2005-WCW1, 144A, 4.25%, 9/25/2035	2,912,178	2,857,472
"A", Series 2004-MCW1, 144A, 4.458%, 9/25/2034	85,705	85,579
Renaissance Home Equity Loan Trust, "AF3", Series 2005-2, 4.499%, 8/25/2035	5,428,000	5,303,109
Residential Asset Mortgage Products, Inc., "AI2", Series 2004-RS7, 4.0%, 9/25/2025	20,591	20,518
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	868,078	867,977
Securitized Asset Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036	1,843,960	1,831,083
		53,102,728
Manufactured Housing Receivables 0.1%
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2027	1,177,119	1,206,093
Total Asset Backed (Cost $63,807,974)		63,407,727
	Principal Amount ($)	Value ($)

US Government Agency Sponsored Pass-Throughs 7.0%
Federal Home Loan Mortgage Corp.:
5.0%, 4/1/2035	5,307,087	5,035,816
5.5%, with various maturities from 10/1/2023 until 1/1/2034	8,272,192	8,092,236
6.5%, 1/1/2035	4,572,906	4,661,830
Federal National Mortgage Association:
4.5%, with various maturities from 8/1/2033 until 10/1/2033	9,489,380	8,725,805
5.0%, with various maturities from 9/1/2023 until 2/1/2034	17,923,811	17,101,179
5.5%, with various maturities from 7/1/2024 until 3/1/2025	15,763,942	15,442,438
6.0%, with various maturities from 10/1/2022 until 4/1/2024	7,696,993	7,718,295
6.5%, with various maturities from 5/1/2023 until 2/1/2036	21,985,130	22,401,694
7.13%, 1/1/2012	1,719,250	1,721,115
9.0%, 11/1/2030	58,300	63,746
Total US Government Agency Sponsored Pass-Throughs (Cost $93,734,327)		90,964,154

Commercial and Non-Agency Mortgage-Backed Securities 30.0%
ABN AMRO Mortgage Corp., "A5", Series 2003-4, 4.75%, 3/25/2033	4,598,261	4,551,273
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	8,040,000	7,896,902
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2005-5, 5.115%, 10/10/2045	9,810,000	9,376,727
"A1A", Series 2000-1, 7.109%, 11/15/2031	54,606	55,287
Banc of America Mortgage Securities:
"2A6", Series 2004-F, 4.152% *, 7/25/2034	20,000	19,228
"2A6", Series 2004-G, 4.657%, 8/25/2034	40,000	39,122
Bear Stearns Adjustable Rate Mortgage Trust, "A1", Series 2006-1, 4.625%*, 2/25/2036	16,066,891	15,598,016
Chase Mortgage Finance Corp., "A1", Series 2003-S2, 5.0%, 3/25/2018	12,326	11,930
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-1, 5.25%, 1/25/2034	6,863,648	6,767,688
Citigroup Commercial Mortgage Trust, "A5", Series 2004-C2, 4.733%, 10/15/2041	5,349,000	5,010,823
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.566%, 3/25/2036	12,689,937	12,626,487
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	3,758,031	3,820,275
Countrywide Alternative Loan Trust:
"A2", Series 2003-6T2, 5.0%, 6/25/2033	25,291	25,112
"A2", Series 2003-21T1, 5.25%, 12/25/2033	5,061,488	4,997,705
"A4", Series 2004-14T2, 5.5%, 8/25/2034	4,984,267	4,904,734
"A6", Series 2004-14T2, 5.5%, 8/25/2034	5,646,472	5,551,598
"4A3", Series 2005-43, 5.761%*, 10/25/2035	5,325,587	5,287,349
"7A1", Series 2004-J2, 6.0%, 12/25/2033	2,006	1,976
"1A1", Series 2004-J1, 6.0%, 2/25/2034	1,230,002	1,221,897
"A1", Series 2004-35T2, 6.0%, 2/25/2035	3,699,660	3,700,337
"A4", Series 2002-11, 6.25%, 10/25/2032	4,388,851	4,381,102
Countrywide Home Loans:
"A15", Series 2002-34, 4.75%, 1/25/2033	6,441,106	6,301,792
"A2", Series 2004-19, 5.25%, 10/25/2034	6,080,000	6,042,888
"A1", Series 2005-29, 5.75%, 12/25/2035	9,301,452	9,043,002
CS First Boston Mortgage Securities Corp.:
"4A1", Series 2003-17, 5.5%, 6/25/2033	35,594	35,377
"1A11", Series 2004-4, 5.5%, 8/25/2034	5,999,930	5,966,675
First Horizon Mortgage Pass-Through Trust, "2A1", Series 2005-AR2, 5.133%*, 6/25/2035	7,032,379	6,933,617
GMAC Mortgage Corp. Loan Trust:
"A2", Series 2004-J1, 5.25%, 4/25/2034	4,262,466	4,213,241
"A15", Series 2004-J1, 5.25%, 4/25/2034	4,268,581	4,216,096
GS Mortgage Securities Corp. II, "A4", Series 2005-GG4, 4.761%, 7/10/2039	10,030,000	9,362,520
GSR Mortgage Loan Trust, "2A4", Series 2006-AR1, 5.201%*, 1/25/2036	9,450,000	9,292,236
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2005-LDP5, 5.346%*, 12/15/2044	11,772,000	11,381,472
JPMorgan Mortgage Trust, "7A1", Series 2006-A3, 4.584%, 4/25/2035	9,820,000	9,587,926
LB-UBS Commercial Mortgage Trust:
"A2", Series 2005-C2, 4.821%, 4/15/2030	5,385,000	5,271,954
"A4", Series 2005-C7, 5.197%, 11/15/2030	7,830,000	7,545,199
Master Adjustable Rate Mortgages Trust, "B1", Series 2004-13, 3.813%*, 12/21/2034	6,377,185	6,107,839
Master Alternative Loans Trust:
"3A1", Series 2004-5, 6.5%, 6/25/2034	613,570	619,131
"5A1", Series 2005-2, 6.5%, 12/25/2034	1,139,291	1,142,370
"8A1", Series 2004-3, 7.0%, 4/25/2034	559,242	558,653
"6A1", Series 2004-5, 7.0%, 6/25/2034	2,138,992	2,162,400
Master Asset Securitization Trust:
"8A1", Series 2003-6, 5.5%, 7/25/2033	1,647,207	1,588,012
"2A7", Series 2003-9, 5.5%, 10/25/2033	5,759,732	5,541,945
Morgan Stanley Capital I, "C", Series 1997-ALIC, 6.84%, 1/15/2028	192,599	192,249
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019	2,620,427	2,646,500
Residential Accredit Loans, Inc.:
"CB", Series 2004-QS2, 5.75%, 2/25/2034	2,118,391	2,076,687
"CB1", Series 2002-QS17, 6.0%, 11/25/2032	5,463,761	5,415,953
Residential Asset Securitization Trust, "A1", Series 2004-A1, 5.25%, 4/25/2034	6,046,860	5,925,066
Structured Adjustable Rate Mortgage Loan:
"1A4", Series 2005-22, 5.25%, 12/25/2035	6,255,000	6,134,841
"6A3", Series 2005-21, 5.4%, 11/25/2035	5,644,000	5,509,955
"5A1", Series 2005-18, 5.591%*, 9/25/2035	3,408,877	3,381,988
"7A4", Series 2006-1, 5.62%, 2/25/2036	6,132,000	6,013,223
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	51,611	48,595
Wachovia Bank Commercial Mortgage Trust, "AMFX", Series 2005-C20, 5.179%, 7/15/2042	12,020,000	11,472,773
Washington Mutual:
"A6", Series 2004-AR4, 3.803%*, 6/25/2034	5,337,000	5,078,675
"A6", Series 2004-AR5, 3.849%*, 6/25/2034	5,237,000	5,002,992
"A6", Series 2004-AR7, 3.943%*, 7/25/2034	25,000	23,994
"A6", Series 2003-AR11, 3.985%, 10/25/2033	8,880,000	8,581,700
"A1", Series 2005-AR3, 4.648%*, 3/25/2035	7,503,880	7,331,615
"1A3", Series 2005-AR14, 5.08%*, 12/25/2035	6,100,000	6,004,935
"1A3", Series 2005-AR16, 5.121%*, 12/25/2035	6,220,000	6,039,493
"1A1", Series 2006-AR2, 5.332%*, 3/25/2037	9,525,461	9,463,695
"4A", Series 2004-CB2, 6.5%, 8/25/2034	3,144,541	3,188,762
Washington Mutual Mortgage Pass-Through Certificates, "2CB4", Series 2005-7, 5.5%, 8/25/2035	6,244,066	6,028,398
Washington Mutual Mortgage Securities Corp., "1A7", Series 2003-MS8, 5.5%, 5/25/2033	850,317	847,793
Wells Fargo Mortgage Backed Securities Trust:
"2A17", Series 2005-AR10, 3.499%*, 6/25/2035	6,400,000	6,094,412
"A6", Series 2004-N, 4.0%, 8/25/2034	9,025,000	8,674,715
"2A14", Series 2005-AR10, 4.109%*, 6/25/2035	8,810,000	8,506,425
"2A15", Series 2005-AR10, 4.109%*, 6/25/2035	7,005,000	6,763,622
"1A6", Series 2003-1, 4.5%, 2/25/2018	10,548	10,433
"4A2", Series 2005-AR16, 4.993%, 10/25/2035	9,500,000	9,253,722
"4A4", Series 2005-AR16, 4.993%, 10/25/2035	4,789,842	4,748,980
"2A5", Series 2006-AR2, 5.095%*, 3/25/2036	22,220,998	21,908,484
"3A2", Series 2006-AR8, 5.238%, 4/25/2036	10,170,000	9,980,902
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $397,242,101)		391,111,490
Collateralized Mortgage Obligations 17.3%
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037	381,776	380,114
"A2", Series 2004-W4, 5.0%, 6/25/2034	7,695,000	7,589,679
"A23", Series 2004-W10, 5.0%, 8/25/2034	8,015,000	7,955,368
"1A1", Series 2004-W15, 6.0%, 8/25/2044	43,266	43,166
Federal Home Loan Mortgage Corp.:
"KB", Series 2552, 4.25%, 6/15/2027	310,336	306,780
"PN", Series 2544, 4.5%, 3/15/2026	5,955,713	5,895,601
"TG", Series 2690, 4.5%, 4/15/2032	7,576,000	6,979,292
"PG", Series 2700, 4.5%, 5/15/2032	6,648,000	6,120,582
"LC", Series 2682, 4.5%, 7/15/2032	7,035,000	6,490,201
"PC", Series 3026, 4.5%, 1/15/2034	2,995,000	2,703,515
"MD", Series 3057, 4.5%, 8/15/2034	3,755,000	3,394,331
"CA", Series 2526, 5.0%, 6/15/2016	1,894	1,877
"AJ", Series 2849, 5.0%, 5/15/2018	4,757,000	4,716,875
"PE", Series 2721, 5.0%, 1/15/2023	14,000	13,231
"BG", Series 2640, 5.0%, 2/15/2032	1,265,000	1,199,971
"YD", Series 2737, 5.0%, 8/15/2032	6,016,056	5,678,378
"UE", Series 2764, 5.0%, 10/15/2032	10,000	9,414
"JD", Series 2778, 5.0%, 12/15/2032	8,636,000	8,117,924
"PD", Series 2844, 5.0%, 12/15/2032	9,949,000	9,337,347
"EG", Series 2836, 5.0%, 12/15/2032	9,957,000	9,346,424
"PD", Series 2783, 5.0%, 1/15/2033	6,108,000	5,746,348
"TE", Series 2780, 5.0%, 1/15/2033	13,771,000	12,966,345
"NE", Series 2802, 5.0%, 2/15/2033	90,000	84,630
"OE", Series 2840, 5.0%, 2/15/2033	5,050,000	4,735,768
"PD", Series 2893, 5.0%, 2/15/2033	30,000	28,104
"TE", Series 2827, 5.0%, 4/15/2033	65,000	61,045
"PE", Series 2864, 5.0%, 6/15/2033	40,000	37,586
"UE", Series 2911, 5.0%, 6/15/2033	10,815,000	10,104,569
"ND", Series 2950, 5.0%, 6/15/2033	11,250,000	10,496,760
"BG", Series 2869, 5.0%, 7/15/2033	1,230,000	1,153,308
"JG", Series 2937, 5.0%, 8/15/2033	55,000	51,703
"KD", Series 2915, 5.0%, 9/15/2033	5,936,000	5,551,896
"NE", Series 2921, 5.0%, 9/15/2033	12,670,000	11,847,305
"ND", Series 2938, 5.0%, 10/15/2033	40,000	37,388
"KE", Series 2934, 5.0%, 11/15/2033	53,000	49,658
"ND", Series 3036, 5.0%, 5/15/2034	6,152,000	5,729,200
"QD", Series 3113, 5.0%, 6/15/2034	6,725,000	6,246,678
"PE", Series 2378, 5.5%, 11/15/2016	8,637,000	8,608,934
"YA", Series 2841, 5.5%, 7/15/2027	8,457,755	8,446,647
"PE", Series 2450, 6.0%, 7/15/2021	40,000	40,320
"YB", Series 2205, 6.0%, 5/15/2029	702,105	703,990
Federal National Mortgage Association:
"GD", Series 2004-8, 4.5%, 10/25/2032	10,258,000	9,377,942
"NE", Series 2004-52, 4.5%, 7/25/2033	4,889,000	4,468,011
"PE", Series 2005-44, 5.0%, 7/25/2033	3,625,000	3,374,902
"BG", Series 2005-12, 5.0%, 10/25/2033	53,000	49,412
"EC", Series 2005-15, 5.0%, 10/25/2033	80,000	74,639
"HE", Series 2005-22, 5.0%, 10/25/2033	25,000	23,293
"PE", Series 2005-14, 5.0%, 12/25/2033	90,000	83,979
"OG", Series 2001-69, 5.5%, 12/25/2016	25,000	24,774
"J", Series 1998-36, 6.0%, 7/18/2028	5,580,455	5,590,484
"Z", Series 2001-14, 6.0%, 5/25/2031	22,205	22,238
"A2", Series 1998-M1, 6.25%, 1/25/2008	2,626,096	2,643,412
"B", Series 1998-M5, 6.27%, 9/25/2007	11,580	11,607
"A2", Series 1998-M6, 6.32%, 8/15/2008	10,385,678	10,535,173
"HM", Series 2002-36, 6.5%, 12/25/2029	665	665
Government National Mortgage Association:
"GD", Series 2004-26, 5.0%, 11/16/2032	4,686,000	4,375,456
"QE", Series 2004-11, 5.0%, 12/16/2032	28,000	26,034
"VK", Series 2002-41, 6.0%, 6/20/2018	5,494,800	5,523,206
Total Collateralized Mortgage Obligations (Cost $231,044,834)		225,213,479

Municipal Bonds and Notes 3.4%
Allegheny County, PA, Residential Finance Authority Mortgage Revenue, Series F, Zero Coupon, 8/1/2028	715,000	132,783
Arkansas, Industrial Development Revenue, Series A, Zero Coupon, 7/10/2014 (a)	382,000	231,889
Arkansas, State Development Finance Authority, Economic Development Revenue, Series B, 4.85%, 10/1/2012 (a)	120,000	115,288
Belmont, CA, Multi-Family Housing Revenue, Redevelopment Agency Tax Allocation, 7.55%, 8/1/2011 (a)	685,000	701,639
California, Statewide Communities Development Authority Revenue, Series A-1, 4.0%, 11/15/2006 (a)	25,000	24,826
California, Housing Finance Agency, Single Family Mortgage, Series A-1:
7.9%, 8/1/2007 (a)	105,000	105,345
8.24%, 8/1/2014 (a)	40,000	40,166
Contra Costa County, CA, Multi-Family Housing Revenue, Willow Pass Apartments, Series D, 6.8%, 12/1/2015	1,380,000	1,426,092
Fulton, MO, General Obligation, 7.5%, 7/1/2007 (a)	240,000	243,374
Hillsborough County, FL, Port District Revenue, Tampa Port Authority Project:
Zero Coupon, 6/1/2011 (a)	53,000	40,309
Zero Coupon, 12/1/2011 (a)	53,000	39,228
Hoboken, NJ, Series B:
4.76%, 2/1/2011 (a)	335,000	323,982
4.96%, 2/1/2012 (a)	3,030,000	2,934,252
5.12%, 2/1/2013 (a)	3,185,000	3,084,895
5.33%, 2/1/2018 (a)	2,130,000	2,058,155
Houston, TX, Airport System Revenue, Special Facilities, Rental Car Project, 6.88%, 1/1/2028 (a)	45,000	49,001
Illinois, State General Obligation, 4.95%, 6/1/2023	45,000	41,113
Lake Mills, IA, Hospital & Healthcare Revenue, Investors Limited, First Mortgage, 144A:
Series 1995, 8.0%, 11/1/2006	590,000	590,354
Series 1997, 8.0%, 11/1/2007	610,000	608,060
Mississippi, Single Family Housing Revenue, Home Corp. Single Family, 7.75%, 7/1/2024	620,738	630,211
New Mexico, Mortgage Finance Authority, Series 1997-C, 7.43%, 7/1/2029	126,000	126,224
New York, Multi-Family Housing Revenue, Housing Finance Agency,Series C, 8.11%, 11/15/2038	2,270,000	2,334,854
North Miami, FL, Project Revenue, Special Obligation, 7.0%, 1/1/2008 (a)	125,000	129,983
Oregon, School Boards Association, Pension Deferred Interest, Series A, Zero Coupon, 6/30/2017 (a)	17,115,000	9,020,974
Pleasantville, NJ, School District, 5.25%, 2/15/2020 (a)	45,000	42,120
Reeves County, TX, County General Obligation Lease, Certificate of Participation, Series IBC, 7.25%, 6/1/2011 (a)	2,360,000	2,387,966
Sedgwick & Shawnee County, KS, Single Family Revenue, Series B, 8.375%, 6/1/2018	135,000	135,320
Texas, Multi-Family Housing Revenue, Housing & Community Affairs, 6.85%, 12/1/2020 (a)	1,345,000	1,393,057
Union City, NJ, Core City General Obligation, 6.25%, 1/1/2033 (a)	9,663,000	9,841,476
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012	1,680,000	1,172,203
Series A, 144A, Zero Coupon, 6/12/2013	1,865,000	1,184,685
Series C, 144A, Zero Coupon, 7/31/2013	3,730,000	2,348,818
Series D, Zero Coupon, 7/31/2013	1,865,000	1,178,549
Total Municipal Bonds and Notes (Cost $44,815,342)		44,717,191

US Treasury Obligations 14.9%
US Treasury Bonds:
6.0%, 2/15/2026	43,573,000	47,198,404
7.25%, 5/15/2016	42,251,000	49,242,231
US Treasury Notes:
2.875%, 11/30/2006	14,205,000	14,036,316
4.5%, 11/15/2010	84,853,000	83,437,652
Total US Treasury Obligations (Cost $197,510,232)		193,914,603
	Shares	Value ($)

Preferred Stocks 1.4%
Arch Capital Group Ltd., 8.0%	27,897	726,195
Axis Capital Holdings Ltd., Series B, 7.5%	9,818	981,187
Dresdner Funding Trust I, 144A, 8.151%	2,455,000	2,802,545
Farm Credit Bank of Texas, Series 1, 7.561%	1,212,000	1,271,121
MUFG Capital Finance 1 Ltd., 6.346%	9,380,000	9,191,143
ZFS Finance USA Trust II, 144A, 6.45%	3,000,000	2,825,823
Total Preferred Stocks (Cost $18,215,251)		17,798,014

Cash Equivalents 2.0%
Cash Management QP Trust, 4.78%(b) (Cost $25,741,490)	25,741,490	25,741,490
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,321,488,763)+	99.7	1,299,575,785
Other Assets and Liabilities, Net	0.3	4,236,665
Net Assets	100.0	1,303,812,450

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2006.

+ The cost for federal income tax purposes was $1,321,725,282. At April 30, 2006, net unrealized depreciation for all securities based on tax cost was $22,149,497. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,983,607 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,133,104.

(a) Bond is insured by one of these companies.

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Assurance Corp.	0.1
Financial Guaranty Insurance Company	0.7
MBIA Corporation	1.7

b) Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2006 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $1,295,747,273)	$ 1,273,834,295
Investment in Cash Management QP Trust (cost $25,741,490)	25,741,490
Total investments in securities, at value (cost $1,321,488,763)	1,299,575,785
Cash	110,463
Receivable for investments sold	11,996,289
Interest receivable	12,305,041
Receivable for Fund shares sold	5,151,119
Other assets	132,456
Total assets	1,329,271,153
Liabilities
Payable for investments purchased	21,288,934
Dividends payable	946,587
Payable for Fund shares redeemed	2,005,787
Accrued management fee	402,911
Other accrued expenses and payables	814,484
Total liabilities	25,458,703
Net assets, at value	$ 1,303,812,450
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(371,701)
Net unrealized appreciation (depreciation) on investments	(21,912,978)
Accumulated net realized gain (loss)	(10,836,259)
Paid-in capital	1,336,933,388
Net assets, at value	$ 1,303,812,450

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2006 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($499,340,366 ÷ 47,552,399 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 10.50
Maximum offering price per share (100 ÷ 95.5 of $10.50)	$ 10.99

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($36,398,098 ÷ 3,468,338 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 10.49

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($54,149,852 ÷ 5,157,919 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 10.50

Investment Class

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($108,720,286 ÷ 10,372,736 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 10.48
Class R Net Asset Value, offering and redemption price(a) per share ($8,893,800 ÷ 843,372 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 10.55
Class S Net Asset Value, offering and redemption price(a) per share ($2,230,965 ÷ 212,503 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 10.50

Institutional Class

Net Asset Value, offering and redemption price(a) per share ($594,079,083 ÷ 56,579,909 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 10.50

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended April 30, 2006 (Unaudited)
Investment Income
Income: Interest	$ 31,901,740
Interest — Cash Management QP Trust	572,177
Dividends	25,194
Total Income	32,499,111
Expenses: Management fee	2,512,013
Administrative service fee	755,958
Custodian fees	19,400
Distribution and shareholder servicing fees	1,079,816
Auditing	21,460
Legal	14,834
Trustees' fees and expenses	29,895
Reports to shareholders	60,194
Registration fees	54,824
Other	406,750
Total expenses before expense reductions	4,955,144
Expense reductions	(81,017)
Total expenses after expense reductions	4,874,127
Net investment income	27,624,984
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain from: Investments	(9,657,151)
Net unrealized appreciation (depreciation) during the period on investments	(14,783,859)
Net gain (loss) on investment transactions	(24,441,010)
Net increase (decrease) in net assets resulting from operations	$ 3,183,974

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Operations: Net investment income	$ 27,624,984	$ 47,222,226
Net realized gain (loss) on investment transactions	(9,657,151)	4,096,129
Net unrealized appreciation (depreciation) during the period on investment transactions	(14,783,859)	(36,813,378)
Net increase (decrease) in net assets resulting from operations	3,183,974	14,504,977
Distributions to shareholders from: Net investment income: Class A	(10,225,309)	(12,890,760)
Class B	(707,917)	(1,394,285)
Class C	(1,000,275)	(1,729,590)
Investment Class	(2,562,925)	(4,614,211)
Class R	(157,068)	(199,560)
Class S	(42,052)	(25,881)
Institutional Class	(13,348,956)	(26,060,857)
Net realized gains: Class A	(948,827)	(1,062,767)
Class B	(87,193)	(200,798)
Class C	(119,822)	(241,099)
Investment Class	(256,149)	(488,900)
Class R	(14,250)	(16,115)
Class S	(3,694)	—
Institutional Class	(1,243,617)	(3,210,732)
Fund share transactions: Proceeds from shares sold	304,826,845	579,986,801
Reinvestment of distributions	27,324,645	46,483,429
Cost of shares redeemed	(225,426,380)	(368,469,303)
In-kind redemption	—	(76,287,189)
Redemption fees	4,679	10,304
Net increase (decrease) in net assets from Fund share transactions	106,729,789	181,724,042
Increase (decrease) in net assets	79,195,709	144,093,464
Net assets at beginning of period	1,224,616,741	1,080,523,277
Net assets at end of period (including accumulated distributions in excess of net investment income of $371,701 and undistributed net investment income of $47,817, respectively)	$ 1,303,812,450	$ 1,224,616,741

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended October 31,	2006[a]	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.73	$ 11.08	$ 10.96	$ 11.08	$ 10.92
Income (loss) from investment operations: Net investment income[c]	.22	.44	.46	.46	.17
Net realized and unrealized gain (loss) on investment transactions	(.20)	(.30)	.20	.03[d]	.18
Total from investment operations	.02	.14	.66	.49	.35
Less distributions from: Net investment income	(.23)	(.44)	(.46)	(.45)	(.19)
Net realized gain on investment transactions	(.02)	(.05)	(.08)	(.16)	—
Total distributions	(.25)	(.49)	(.54)	(.61)	(.19)
Redemption fees	.00***	.00***	—	—	—
Net asset value, end of period	$ 10.50	$ 10.73	$ 11.08	$ 10.96	$ 11.08
Total Return (%)[e,f]	.22**	1.28	6.17	4.43	3.29**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	499	431	221	176	19
Ratio of expenses before expense reductions (%)	.84*	.81	.81	.80	.83*
Ratio of expenses after expense reductions (%)	.83*	.80	.80	.80	.79*
Ratio of net investment income (%)	4.34*	4.04	4.20	4.15	4.82*
Portfolio turnover rate (%)	147g*	162[g,h]	91[g]	290	152

[a] For the six months ended April 30, 2006 (Unaudited).

[b] For the period from June 28, 2002 (commencement of operations of Class A shares) to October 31, 2002.

[c] Based on average shares outstanding during the period.

[d] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.

[e] Total return does not reflect the effect of any sales charges.

[f] Total return would have been lower had certain expenses not been reduced.

[g] The portfolio turnover rate including mortgage dollar roll transactions was 151% for the period ended April 30, 2006 and 177% and 190% for the years ended October 31, 2005 and 2004, respectively.

[h] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class B Years Ended October 31,	2006[a]	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.72	$ 11.07	$ 10.96	$ 11.08	$ 10.92
Income (loss) from investment operations: Net investment income[c]	.19	.36	.38	.38	.14
Net realized and unrealized gain (loss) on investment transactions	(.21)	(.30)	.20	.02[d]	.18
Total from investment operations	(.02)	.06	.58	.40	.32
Less distributions from: Net investment income	(.19)	(.36)	(.39)	(.36)	(.16)
Net realized gain on investment transactions	(.02)	(.05)	(.08)	(.16)	—
Total distributions	(.21)	(.41)	(.47)	(.52)	(.16)
Redemption fees	.00***	.00***	—	—	—
Net asset value, end of period	$ 10.49	$ 10.72	$ 11.07	$ 10.96	$ 11.08
Total Return (%)[e]	(.15)f**	.51[f]	5.37	3.64	3.04f**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	36	41	44	43	9
Ratio of expenses before expense reductions (%)	1.58*	1.56	1.55	1.49	1.58*
Ratio of expenses after expense reductions (%)	1.57*	1.55	1.55	1.49	1.54*
Ratio of net investment income (%)	3.60*	3.29	3.45	3.46	4.07*
Portfolio turnover rate (%)	147g*	162[g,h]	91[g]	290	152

[a] For the six months ended April 30, 2006 (Unaudited).

[b] For the period from June 28, 2002 (commencement of operations of Class B shares) to October 31, 2002.

[c] Based on average shares outstanding during the period.

[d] The amount of net realized and unrealized gain shown for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[e] Total return does not reflect the effect of any sales charges.

[f] Total return would have been lower had certain expenses not been reduced.

[g] The portfolio turnover rate including mortgage dollar roll transactions was 151% for the period ended April 30, 2006 and 177% and 190% for the years ended October 31, 2005 and 2004, respectively.

[h] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C Years Ended October 31,	2006[a]	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.73	$ 11.08	$ 10.96	$ 11.08	$ 10.92
Income (loss) from investment operations: Net investment income[c]	.19	.36	.38	.38	.15
Net realized and unrealized gain (loss) on investment transactions	(.21)	(.30)	.20	.02[d]	.17
Total from investment operations	(.02)	.06	.58	.40	.32
Less distributions from: Net investment income	(.19)	(.36)	(.38)	(.36)	(.16)
Net realized gain on investment transactions	(.02)	(.05)	(.08)	(.16)	—
Total distributions	(.21)	(.41)	(.46)	(.52)	(.16)
Redemption fees	.00***	.00***	—	—	—
Net asset value, end of period	$ 10.50	$ 10.73	$ 11.08	$ 10.96	$ 11.08
Total Return (%)[e]	(.15)f**	.52[f]	5.40	3.73[f]	2.96f**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	54	55	52	54	11
Ratio of expenses before expense reductions (%)	1.58*	1.56	1.53	1.55	1.58*
Ratio of expenses after expense reductions (%)	1.57*	1.55	1.53	1.54	1.54*
Ratio of net investment income (%)	3.60*	3.29	3.47	3.41	4.07*
Portfolio turnover rate (%)	147g*	162[g,h]	91[g]	290	152

[a] For the six months ended April 30, 2006 (Unaudited).

[b] For the period from June 28, 2002 (commencement of operations of Class C shares) to October 31, 2002.

[c] Based on average shares outstanding during the period.

[d] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[e] Total return does not reflect the effect of any sales changes.

[f] Total return would have been lower had certain expenses not been reduced.

[g] The portfolio turnover rate including mortgage dollar roll transactions was 151% for the period ended April 30, 2006 and 177% and 190% for the years ended October 31, 2005 and 2004, respectively.

[h] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Investment Class Years Ended October 31,	2006[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 10.71	$ 11.06	$ 10.95	$ 11.09	$ 11.12	$ 10.24
Income (loss) from investment operations: Net investment income	.24[b]	.45[b]	.47[b]	.47[b]	.59[b]	.64
Net realized and unrealized gain (loss) on investment transactions	(.21)	(.30)	.19	.02[c]	(.03)	.88
Total from investment operations	.03	.15	.66	.49	.56	1.52
Less distributions from: Net investment income	(.24)	(.45)	(.47)	(.47)	(.59)	(.64)
Net realized gain on investment transactions	(.02)	(.05)	(.08)	(.16)	—	—
Total distributions	(.26)	(.50)	(.55)	(.63)	(.59)	(.64)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 10.48	$ 10.71	$ 11.06	$ 10.95	$ 11.09	$ 11.12
Total Return (%)	.33**	1.38	6.20	4.58[d]	5.24[d]	15.39[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	109	118	104	108	95	34
Ratio of expenses before expense reductions (%)	.60*	.68	.76	.75	.81	.81
Ratio of expenses after expense reductions (%)	.60*	.68	.76	.66	.80	.80
Ratio of net investment income (%)	4.57*	4.16	4.24	4.29	5.35	5.95
Portfolio turnover rate (%)	147e*	162[e,f]	91[e]	290	152	161

[a] For the six months ended April 30, 2006 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[d] Total return would have been lower had certain expenses not been reduced.

[e] The portfolio turnover rate including mortgage dollar roll transactions was 151% for the period ended April 30, 2006 and 177% and 190% for the years ended October 31, 2005 and 2004, respectively.

[f] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class R Years Ended October 31,	2006[a]	2005	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.77	$ 11.12	$ 10.99	$ 11.07
Income (loss) from investment operations: Net investment income[c]	.21	.41	.43	.04
Net realized and unrealized gain (loss) on investment transactions	(.19)	(.30)	.17	(.12)
Total from investment operations	.02	.11	.60	(.08)
Less distributions from: Net investment income	(.22)	(.41)	(.39)	—
Net realized gain on investment transactions	(.02)	(.05)	(.08)	—
Total distributions	(.24)	(.46)	(.47)	—
Redemption fees	.00***	.00***	—	—
Net asset value, end of period	$ 10.55	$ 10.77	$ 11.12	$ 10.99
Total Return (%)	.20d**	1.04	6.00[d]	(.72)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	7	3.01
Ratio of expenses before expense reductions (%)	1.09*	1.05	1.06	1.05*
Ratio of expenses after expense reductions (%)	1.08*	1.05	1.04	1.05*
Ratio of net investment income (%)	4.09*	3.79	3.96	3.62*
Portfolio turnover rate (%)	147e*	162[e,f]	91[e]	290

[a] For the six months ended April 30, 2006 (Unaudited).

[b] For the period from October 1, 2003 (commencement of operations of Class R shares) to October 31, 2003.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

[e] The portfolio turnover rate including mortgage dollar roll transactions was 151% for the period ended April 30, 2006 and 177% and 190% for the years ended October 31, 2005 and 2004, respectively.

[f] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S Years Ended October 31,	2006[a]	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.73	$ 11.02
Income (loss) from investment operations: Net investment income[c]	.23	.34
Net realized and unrealized gain (loss) on investment transactions	(.20)	(.29)
Total from investment operations	.03	.05
Less distributions from: Net investment income	(.24)	(.34)
Net realized gain on investment transactions	(.02)	—
Total distributions	(.26)	—
Redemption fees	.00***	.00***
Net asset value, end of period	$ 10.50	$ 10.73
Total Return (%)[d]	.25**	.41**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	1
Ratio of expenses before expense reductions (%)	.84*	.81*
Ratio of expenses after expense reductions (%)	.77*	.74*
Ratio of net investment income (%)	4.40*	4.12*
Portfolio turnover rate (%)	147e*	162[e,f]

[a] For the six months ended April 30, 2006 (Unaudited).

[b] For the period from February 1, 2005 (commencement of operations of Class S shares) to October 31, 2005.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

[e] The portfolio turnover rate including mortgage dollar roll transactions was 151% for the period ended April 30, 2006 and 177% for the period ended October 31, 2005.

[f] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Institutional Class Years Ended October 31,	2006[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 10.73	$ 11.08	$ 10.96	$ 11.08	$ 11.12	$ 10.24
Income (loss) from investment operations: Net investment income	.24[b]	.47[b]	.49[b]	.49[b]	.61[b]	.67
Net realized and unrealized gain (loss) on investment transactions	(.20)	(.30)	.19	.03[c]	(.03)	.88
Total from investment operations	.04	.17	.68	.52	.58	1.55
Less distributions from: Net investment income	(.25)	(.47)	(.48)	(.48)	(.62)	(.67)
Net realized gain on investment transactions	(.02)	(.05)	(.08)	(.16)	—	—
Total distributions	(.27)	(.52)	(.56)	(.64)	(.62)	(.67)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 10.50	$ 10.73	$ 11.08	$ 10.96	$ 11.08	$ 11.12
Total Return (%)[d]	.35**	1.52	6.43	4.70	5.49	15.56
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	594	571	656	755	745	740
Ratio of expenses before expense reductions (%)	.58*	.56	.56	.55	.56	.56
Ratio of expenses after expense reductions (%)	.57*	.55	.55	.55	.55	.55
Ratio of net investment income (%)	4.60*	4.29	4.45	4.40	5.60	6.26
Portfolio turnover rate (%)	147e*	162[e,f]	91[e]	290	152	161

[a] For the six months ended April 30, 2006 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[d] Total return would have been lower had certain expenses not been reduced.

[e] The portfolio turnover rate including mortgage dollar roll transactions was 151% for the period ended April 30, 2006 and 177% and 190% for the years ended October 31, 2005 and 2004, respectively.

[f] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Core Fixed Income Fund (the "Fund") (formerly Scudder Fixed Income Fund) is a diversified series of DWS Investments Trust (the "Trust") (formerly Scudder MG Investments Trust) which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. The Trust is organized as a business trust under the laws of the state of Delaware.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Investment Class shares are not subject to initial or contingent deferred sales charges. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge or contingent deferred sales charge. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution fees, service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to earn interest and receive principal payment on securities sold. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of the securities sold by the Fund may decline below the repurchase price of those securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provisions were required.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences relate primarily to securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days, of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended April 30, 2006, purchases and sales of investment securities (excluding short-term investments, US Treasury Obligations and mortgage dollar roll transactions) aggregated $425,250,043 and $376,858,957, respectively. Purchases and sales of US Treasury obligations aggregated $567,655,468 and $523,995,620, respectively. Purchases and sales of mortgage dollar rolls aggregated $27,800,964 and $21,518,515, respectively.

C. Related Parties

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor and Administrator.

Investment Advisory Agreement. Under the Investment Advisory Agreement (the "Investment Advisory Agreement"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The management fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.40% of the Fund's average daily net assets computed and accrued daily and payable monthly.

On December 1, 2005, Aberdeen Asset Management PLC ("Aberdeen PLC") acquired from Deutsche Bank AG, the parent company of the Advisor, parts of its asset management business and related assets based in London and Philadelphia. As of December 2, 2005, and pursuant to a written contract, Aberdeen Asset Management Inc. ("AAMI"), a direct, wholly owned subsidiary of Aberdeen PLC, serves as subadvisor to the Fund. AAMI is paid for its services by the Advisor from its fee as investment advisor to the Fund.

Administrator Service Fee. For its services as Administrator, DeAM, Inc. receives a fee (the "Administrator Service Fee") of 0.12% of the average daily net assets of Class A, B, C, Investment Class, Class R and Institutional Class shares and 0.37% of the average daily net assets of Class S shares computed and accrued daily and payable monthly. For the six months ended April 30, 2006, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Waived	Unpaid at April 30, 2006	Annualized Effective Rate
Class A	$ 279,242	$ 23,509	$ 38,004.11%
Class B	23,399	1,121	4,369.11%
Class C	33,004	1,454	4,932.11%
Investment Class	66,938	—	10,209.12%
Class R	4,533	191	1,920.11%
Class S	3,484	675	1,009.30%
Institutional Class	345,358	28,918	56,184.11%
	$ 755,958	$ 55,868	$ 116,627

For the six months ended April 30, 2006, the Advisor and Administrator agreed to waive its fees or reimburse expenses to the extent necessary to maintain the annual expenses of Class A, B, C, Investment Class, Class R, S and Institutional Class at 0.80%, 1.55%, 1.55%, 0.80%, 1.05%, 0.74% and 0.55%, respectively.

DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor and Administrator, is the Fund's transfer agent, for which it is compensated through the Administrator Service Fee Agreement. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Fund.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.25% of the average daily net assets of the Class A and R shares and 0.75% of average daily net assets of the Class B and C shares. Pursuant to the agreement, DWS-SDI enters into related selling group agreements with various firms at various rates for sales of Class A, B, C and R shares. For the six months ended April 30, 2006, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2006
Class A	$ 581,754	$ 99,494
Class B	146,243	23,333
Class C	206,276	33,773
Class R	9,445	2,510
	$ 943,718	$ 159,110

In addition, DWS-SDI or an affiliate provides information and administrative services ("Shareholder Servicing Fee") to Class B, C, Investment Class and Class R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DWS-SDI or an affiliate in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2006, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at April 30, 2006	Annualized Effective Rate
Class B	$ 48,114	$ 9,066.25%
Class C	67,365	14,883.24%
Investment Class	11,405	58,728.02%
Class R	9,214	3,898.24%
	$ 136,098	$ 86,575

Underwriting Agreement and Contingent Deferred Sales Charge. DWS-SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2006, aggregated $25,514.

In addition, DWS-SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2006, the CDSC for Class B and C shares aggregated $84,431 and $12,139, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2006, DWS-SDI received $746.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust"), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay its Advisor a management fee for the affiliated funds' investments in the QP Trust.

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2006, the amount charged to the Fund by DeIM included in the reports to shareholders aggregated $17,800, of which $8,040 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Lead Trustee of the Board and Chairman of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

D. Investing in High Yield Securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

E. Expense Reductions

For the six months ended April 30, 2006, the Advisor agreed to reimburse the Fund $21,878, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the custodian expenses. During the six months ended April 30, 2006, custodian fees were reduced by $3,271 for custody credits earned.

F. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 10 percent of its net assets under the agreement.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2006		Year Ended October 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	13,157,155	$ 140,683,745	26,134,206	$ 285,992,939
Class B	177,206	1,891,993	854,685	9,348,116
Class C	721,361	7,714,115	1,858,656	20,342,908
Investment Class	2,391,651	25,439,092	5,428,720	59,376,657
Class R	301,123	3,230,906	457,637	5,026,365
Class S	104,145	1,112,180	150,957*	1,648,646*
Institutional Class	11,710,980	124,754,814	18,103,307	198,251,170
		$ 304,826,845		$ 579,986,801
Shares issued to shareholders in reinvestment of distributions
Class A	948,699	$ 10,135,351	1,147,409	$ 12,544,388
Class B	56,890	607,758	110,340	1,206,975
Class C	72,474	774,381	124,360	1,360,572
Investment Class	252,212	2,690,590	449,748	4,910,456
Class R	15,778	169,206	19,197	210,762
Class S	3,918	41,831	1,989*	21,685*
Institutional Class	1,207,806	12,905,528	2,397,252	26,228,591
		$ 27,324,645		$ 46,483,429
Shares redeemed
Class A	(6,756,824)	$ (72,149,746)	(7,053,628)	$ (77,148,872)
Class B	(610,596)	(6,512,079)	(1,081,695)	(11,826,956)
Class C	(755,416)	(8,069,065)	(1,591,968)	(17,419,143)
Investment Class	(3,328,809)	(35,526,467)	(4,233,058)	(46,312,263)
Class R	(85,947)	(922,119)	(142,714)	(1,560,327)
Class S	(32,332)	(345,456)	(16,174)*	(175,679)*
Institutional Class	(9,536,146)	(101,901,448)	(19,536,850)	(214,026,063)
		$ (225,426,380)		$ (368,469,303)
Redemption fees		$ 4,679		$ 10,304
In-kind redemption
Institutional Class	—	$ —	(6,979,615)	$ (76,287,189)
		$ —		$ (76,287,189)
Net increase (decrease)
Class A	7,349,030	$ 78,671,018	20,227,987	$ 221,392,082
Class B	(376,500)	(4,011,965)	(116,670)	(1,271,832)
Class C	38,419	419,457	391,048	4,284,627
Investment Class	(684,946)	(7,396,094)	1,645,410	17,975,332
Class R	230,954	2,477,997	334,120	3,677,376
Class S	75,731	808,581	136,772*	1,494,673*
Institutional Class	3,382,640	35,760,795	(6,015,906)	(65,828,216)
		$ 106,729,789		$ 181,724,042

* For the period February 1, 2005 (commencement of operations of Class S shares) to October 31, 2005.

H. In-Kind Redemption

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2005, the Fund realized $1,533,398 of net gain.

I. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disagreement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, on January 13, 2006, DWS Scudder Distributors, Inc. received a Wells notice from the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Shareholder Meeting Results

A Special Meeting of shareholders (the "Meeting") of DWS Core Fixed Income Fund (the "Fund") was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

I. Election of Trustees. ("Number of Votes" represents all funds that are series of DWs Investments Trust.)

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	229,475,182.312	2,617,703.165
Dawn-Marie Driscoll	229,385,362.059	2,707,523.418
Keith R. Fox	229,414,105.859	2,678,779.618
Kenneth C. Froewiss	229,543,244.169	2,549,641.308
Martin J. Gruber	229,465,700.091	2,627,185.386
Richard J. Herring	229,507,427.394	2,585,458.083
Graham E. Jones	229,329,443.182	2,763,442.295
Rebecca W. Rimel	229,303,664.866	2,789,220.611
Philip Saunders, Jr.	229,477,714.933	2,615,170.544
William N. Searcy, Jr.	229,368,895.540	2,723,989.937
Jean Gleason Stromberg	229,516,447.517	2,576,437.960
Carl W. Vogt	229,439,747.901	2,653,137.576
Axel Schwarzer	229,446,632,712	2,646,252.765

II-A. Approval of an Amended and Restated Investment Management Agreement with the Fund's Current Investment Advisor:

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,179,358.278	449,100.963	931,491.438	30,561,798.000

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.:

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,049,408.033	536,225.539	974,317.107	30,561,798.000

III. Approval of revised fundamental investment restrictions on:

III-A. Borrowing Money

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,407,162.187	730,105.329	422,683.163	30,561,798.000

III-B. Pledging Assets

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,424,131.821	713,135.695	422,683.163	30,561,798.000

III-C. Senior Securities

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,429,602.238	711,155.278	419,193.163	30,561,798.000

III-D. Concentration

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,436,847.238	703,910.278	419,193.163	30,561,798.000

III-E. Underwriting of Securities

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,438,884.324	701,873.192	419,193.163	30,561,798.000

III-F. Real Estate Investments

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,436,000.324	704,757.192	419,193.163	30,561,798.000

III-G. Commodities

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,427,807.749	712,949.767	419,193.163	30,561,798.000

III-H. Lending

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,425,253.907	712,013.609	422,683.163	30,561,798.000

III-I. Portfolio Diversification for Diversified Funds

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,440,220.858	700,536.658	419,193.163	30,561,798.000

III-K. Investing for Control

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,424,160.058	713,107.458	422,683.163	30,561,798.000

III-L. Acquiring More than 10% of the Voting Securities of Any One Issuer

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,274,838.182	865,919.334	419,193.163	30,561,798.000

III-N. Margin Transactions

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,258,532.350	878,735.166	422,683.163	30,561,798.000

III-O. Securities Issued by Other Investment Companies

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,434,563.324	706,194.192	419,193.163	30,561,798.000

III-P. Short Sales

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,247,625.572	889,640.944	422,684.163	30,561,798.000

III-Q. Warrants

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,435,303.907	705,453.609	419,193.163	30,561,798.000

III-R. Options

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,425,955.749	714,801.767	419,193.163	30,561,798.000

III-S. Futures Contracts

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,412,172.011	725,095.505	422,683.163	30,561,798.000

III-T. Investments in Issuers Whose Securities Are Owned by Officers and Directors/Trustees of the Fund or its Investment Advisor

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,242,382.625	753,441.800	564,126.254	30,561,798.000

III-U. Oil, Gas and Mineral Programs

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,283,837.816	856,919.700	419,193.163	30,561,798.000

VIII. Approval of Reorganization into a Massachusetts Business Trust:

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
60,589,023.986	642,814.695	1,328,111.998	30,561,798.000

The Meeting was reconvened on June 1, 2006, at which time the following matters were voted upon by the shareholders (the resulting votes are presented below):

II-C. Approval of a Subadvisor Approval Policy:

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
61,845,019.865	2,994,587.794	1,193,325.250	19,815,941.000

VII. Adoption of a Rule 12b-1 Plan (Class B and Class C only):

Class C

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,210,208.645	86,162.964	122,178.159	502,600.000

The Meeting was further reconvened on June 9, 2006, at which time the following matter was voted upon by the shareholders (the resulting votes are presented below):

VII. Adoption of a Rule 12b-1 Plan (Class B and Class C only):

Class B

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
1,666,569.436	63,387.678	91,009.034	597,858.000

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Account Management Resources

For shareholders of Classes A, B, C, Investment and Institutional Classes
Automated Information Lines

InvestorACCESS (800) 972-3060

Personalized account information, information on other DWS funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Investment Class	InstitutionalClass
Nasdaq Symbol	SFXAX	SFXBX	SFXCX	MFISX	MFINX
CUSIP Number	23339E 889	23339E 871	23339E 863	23339E 830	23339E 848
Fund Number	493	693	793	816	593
For shareholders of Class R
Automated Information Lines	DWS Scudder Flex Plan Access (800) 532-8411 24-hour access to your retirement plan account.
Web Site

www.dws-scudder.com

Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 543-5776 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder Investments Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Nasdaq Symbol	SFXRF
CUSIP Number	23339E 855
Fund Number	1504
For shareholders of Class S
Automated Information Lines	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other DWS funds and services via touchtone telephone.
Web Site	www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Class S
Nasdaq Symbol	SFXSX
Fund Number	394

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas, Inc., Deutsche Asset Management, Inc., Investment Company Capital Corporation, DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

For Class S only:

DWS Scudder
Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

February 2006

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD 21202.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Investments Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Investments Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	June 27, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	June 27, 2006